Shareholder Fees {- Fidelity Simplicity RMD 2010 Fund}	Sep. 29, 2022 USD ($)
07.31 Fidelity Simplicity RMD Funds Retail Combo PRO-14 | Fidelity Simplicity RMD 2010 Fund
Shareholder Fees:
(fees paid directly from your investment)	none